Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 277,924	$ 273,865
Accounts receivable	171
Prepaid expenses and other current assets	16,656	6,371
Total current assets	295,358	280,493
Property and equipment, net	6,419	2,501
Operating right-of-use asset	2,952	4,717
Other non-current assets	3,164	3,164
Total assets	307,893	290,875
Current liabilities:
Accounts payable	10,954	8,326
Accrued expenses	43,295	17,224
Deferred revenue	0	166
Current portion of operating lease liability	2,063	1,860
Total current liabilities	56,312	27,576
Long-term debt, including final payment fee	206,968	202,069
Non-current portion of operating lease liability	1,110	3,173
Total liabilities	264,390	232,818
Commitments and contingencies (Note 7)
Stockholders’ equity
Preferred stock, $0.0001 par value; 15,000,000 shares authorized as of March 31, 2024 and December 31, 2023; no shares issued or outstanding as of March 31, 2024 and December 31, 2023.	0	0
Common stock, $0.0001 par value; 120,000,000 shares authorized as of March 31, 2024 and December 31, 2023; 49,234,225 and 47,369,511 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively.	5	4
Additional paid-in-capital	657,232	430,426
Accumulated deficit	(613,734)	(372,373)
Total stockholders’ equity	43,503	58,057
Total liabilities and stockholders’ equity	307,893	290,875
Related Party
Current assets:
Accounts receivable	0	14
Nonrelated Party
Current assets:
Accounts receivable	$ 778	$ 243